CONVERTIBLE NOTES PAYABLE (Details Narrative)		1 Months Ended		3 Months Ended				9 Months Ended		12 Months Ended		24 Months Ended
	Sep. 06, 2022 USD ($) shares	Oct. 31, 2022 USD ($)	Sep. 30, 2022 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Sep. 30, 2021 USD ($) $ / shares	Jun. 30, 2021 USD ($) $ / shares shares	Sep. 30, 2022 USD ($) $ / shares shares	Jun. 30, 2021 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Jul. 31, 2020 USD ($) $ / shares shares
Short-Term Debt [Line Items]
Convertible debt				$ 700,000	$ 3,300,000					$ 700,000	$ 3,300,000
Convertible notes payable at fair value					11,152,151						11,152,151
Conversion price per share | $ / shares				$ 4.20						$ 4.20
Payment for note not converted										$ 425,000
Related Party [Member]
Short-Term Debt [Line Items]
Notes payable to related parties						$ 100,000	$ 100,000		$ 100,000			$ 3,100,000
Convertible Notes Payable [Member]
Short-Term Debt [Line Items]
Notes converted amount									900,000
Convertible notes payable at fair value						900,000	900,000		900,000			5,000,000.0
Notes payable to related parties						100,000	500,000		500,000			2,700,000
Proceeds from issued and sale of equity						$ 5,000,000.0	$ 5,000,000.0		$ 5,000,000.0			$ 5,000,000.0
Conversion price percentage						0.80	0.80		0.80			0.70
Conversion price per share | $ / shares						$ 6.62	$ 6.62		$ 6.62			$ 6.62
Maturity date												Dec. 31, 2020
Interest rate						8.00%	8.00%		8.00%			8.00%
Maturity date extension description									The Company obtained the necessary noteholder approvals to extend the maturity date of the notes in December 2021 to May 2022 and in May 2022 to August 2022. In July 2022, the Company obtained approval from a majority of the noteholders to extend the maturity date from August 31, 2022, to October 31, 2022, for certain Bridge Notes in exchange for a Common Stock purchase warrant equal to the principal amount of each note divided by 10.5.			The Company obtained the necessary noteholder approvals to extend the maturity date of the notes in November 2021 to May 31, 2022, and in May 2022 to August 2022. In July 2022, the Company obtained approval from a majority of the noteholders to extend the maturity date from August 31, 2022, to October 31, 2022, for certain Bridge Notes in exchange for a Common Stock purchase warrant equal to the principal amount of each note divided by 10.5.
Warrants to purchase common stock | shares							79,795		79,795			478,446
Warrants exercise price | $ / shares							$ 5.25		$ 5.25			$ 5.25
Maturity period						2022-12	2022-12		2021-10
Payment for note not converted		$ 100,000
Notes payable						$ 900,000	$ 900,000		$ 900,000
Bridge Notes [Member]
Short-Term Debt [Line Items]
Notes converted amount					$ 2,300,000			$ 2,300,000
Conversion price per share | $ / shares			$ 4.20		$ 4.20			$ 4.20			$ 4.20
Maturity date					May 31, 2022			May 31, 2022
Interest rate			6.00%		6.00%			6.00%			6.00%
Maturity date extension description					In May 2022, the Company obtained the necessary noteholder approvals to extend the maturity date of the notes to August 31, 2022. In July 2022, the Company obtained approval from a majority of the noteholders to extend the maturity date to October 31, 2022, for certain Bridge Notes in exchange for a Common Stock purchase warrant equal to the principal amount of the note divided by 10.5.			In May 2022, the Company obtained the necessary noteholder approvals to extend the maturity date of the notes to August 31, 2022. In July 2022, the Company obtained approval from a majority of the noteholders to extend the maturity date to October 31, 2022, for certain Bridge Notes in exchange for a Common Stock purchase warrant equal to the principal amount of the note divided by 10.5.
Warrants to purchase common stock | shares			758,227		758,227			758,227			758,227
Warrants exercise price | $ / shares			$ 5.25	$ 5.25	$ 5.25			$ 5.25		$ 5.25	$ 5.25
Payment for note not converted				$ 325,000
Notes payable			$ 2,600,000		$ 2,600,000			$ 2,600,000			$ 2,600,000
Warrants term				5 years						5 years
Bridge Notes [Member] | Placement Agent [Member]
Short-Term Debt [Line Items]
Warrants to purchase common stock | shares				54,464						54,464
Commission percentage				9.00%						9.00%
IPO [Member]
Short-Term Debt [Line Items]
Notes converted amount	$ 16,100,000		16,100,000
Convertible debt			9,100,000					9,100,000
Accrued interest			1,600,000					1,600,000
DebtInstrument fair value			$ 5,400,000					$ 5,400,000
Number of shares issued in debt conversion | shares	2,533,964		2,533,964